ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedules of accounts payable, accrued liabilities, and their currency denominations

As at December 31	2017	2016
Trade payable and accrued liabilities	$69,155	$57,897
Payroll and government remittances	15,591	14,179
	$84,746	$72,076